COMMON SHARES (Details) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2020	Oct. 31, 2019	Sep. 30, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021	Jun. 30, 2018	Dec. 31, 2017	Mar. 17, 2006
Class of Stock [Line Items]
Common shares, shares authorized	800,000,000			1,000,000,000	800,000,000			600,000,000		500,000,000
Common shares, par value	$ 0			$ 0	$ 0		$ 0	$ 0		$ 0
Shares issued during period	99,285,640	100,000,000	180,000,000	130,127,050
Issuance of common shares			$ 42,480,000	$ 272,729,028	$ 41,495,212	$ 10,894,890
Common shares, total issued shares	582,258,622			717,316,622	582,258,622	481,027,002			381,027,002
Market price		$ 0.11
Total consideration	$ 41,495,212	$ 11,000,000		$ 290,000,000	$ 44,999,330	$ 11,000,000
Lockup period for issuance of shares		180 days
Shares repurchase (in shares)				30,904,110
Shares repurchase				$ 18,446,119
Amount authorized for share repurchase				$ 50,000,000
Number of shares repurchased				30,904,110
Common stock issued from Share option plan				$ 31,226	$ 484,038
Common shares, shares issued	582,258,622			717,316,622	582,258,622	481,027,002			381,027,002
Several Institutional Investors
Class of Stock [Line Items]
Shares issued during period				125,000,000
Common shares, total issued shares				5,127,050
Common shares, shares issued				5,127,050
Minimum
Class of Stock [Line Items]
Common shares, shares authorized							800,000,000
Maximum
Class of Stock [Line Items]
Common shares, shares authorized							1,000,000,000